VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—4.3%
Alphabet, Inc. Class C (United States)(1)	4,172	$ 9,126
NAVER Corp. (South Korea)	14,905	2,755
		11,881

Consumer Discretionary—15.1%
Alibaba Group Holding Ltd. (China)(1)	106,711	1,522
Amazon.com, Inc. (United States)(1)	96,938	10,296
Booking Holdings, Inc. (United States)(1)	3,398	5,943
EssilorLuxottica S.A. (France)(2)	34,937	5,232
Flutter Entertainment plc (Ireland)(1)	63,459	6,416
JD.com, Inc. Class A (China)	148,017	4,768
LVMH Moet Hennessy Louis Vuitton SE (France)	7,052	4,299
NIKE, Inc. Class B (United States)	37,299	3,812
		42,288

Consumer Staples—15.6%
Coca-Cola Co. (The) (United States)	206,465	12,989
Heineken N.V. (Netherlands)	92,611	8,443
Kobe Bussan Co., Ltd. (Japan)	105,395	2,583
Nestle S.A. Registered Shares (Switzerland)	116,887	13,645
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,680,907	5,784
		43,444

Financials—10.8%
CME Group, Inc. Class A (United States)	62,882	12,872
Housing Development Finance Corp., Ltd. (India)	325,587	8,950
London Stock Exchange Group plc (United Kingdom)	91,304	8,483
		30,305

Health Care—17.0%
Abbott Laboratories (United States)	35,905	3,901
Alcon, Inc. (Switzerland)	66,128	4,619
Becton Dickinson and Co. (United States)	25,722	6,341
Boston Scientific Corp. (United States)(1)	213,573	7,960
Eurofins Scientific SE (Luxembourg)	69,921	5,501
Hoya Corp. (Japan)	57,458	4,906
Intuitive Surgical, Inc. (United States)(1)	7,139	1,433
UnitedHealth Group, Inc. (United States)	24,922	12,801
		47,462

Industrials—9.2%
Ashtead Group plc (United Kingdom)	77,449	3,242
Otis Worldwide Corp. (United States)	39,712	2,806
RELX plc (United Kingdom)	241,610	6,547
Rentokil Initial plc (United Kingdom)	969,465	5,601
Techtronic Industries Co., Ltd. (Hong Kong)	320,221	3,340
Teleperformance (France)	13,416	4,124
		25,660

Information Technology—23.2%
Adobe, Inc. (United States)(1)	16,282	5,960
Constellation Software, Inc. (Canada)	3,821	5,673
Mastercard, Inc. Class A (United States)	40,517	12,782
Microsoft Corp. (United States)	54,551	14,010
PayPal Holdings, Inc. (United States)(1)	17,767	1,241
ServiceNow, Inc. (United States)(1)	9,890	4,703
	Shares	Value

Information Technology—continued
Synopsys, Inc. (United States)(1)	9,623	$ 2,923
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	90,278	7,380
Tata Consultancy Services Ltd. (India)	77,627	3,212
Visa, Inc. Class A (United States)	35,346	6,959
		64,843

Materials—4.3%
Air Liquide S.A. (France)	28,757	3,861
Sherwin-Williams Co. (The) (United States)	13,276	2,973
Vulcan Materials Co. (United States)	35,627	5,062
		11,896

Total Common Stocks (Identified Cost $216,558)		277,779

Total Long-Term Investments—99.5% (Identified Cost $216,558)		277,779

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	255,589	256
Total Short-Term Investment (Identified Cost $256)		256

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)(4)	6,444	6
Total Securities Lending Collateral (Identified Cost $6)		6

TOTAL INVESTMENTS—99.6% (Identified Cost $216,820)		$278,041
Other assets and liabilities, net—0.4%		1,223
NET ASSETS—100.0%		$279,264

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Country Weightings†
United States	53%
United Kingdom	9
Switzerland	7
France	6
India	4
Netherlands	3
Japan	3
Other	15
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$277,779	$277,779
Securities Lending Collateral	6	6
Money Market Mutual Fund	256	256
Total Investments	$278,041	$278,041
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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